REGULATORY CAPITAL (Tables) - Old Glory Holding Co [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SCHEDULE OF REGULATORY CAPITAL AMOUNTS AND RATIOS

The actual and required capital amounts and ratios are shown in the following table:

	Actual		Required for Capital Adequacy Purposes			Minimum Requirements To Be Well Capitalized Under Prompt Corrective Action Regulations
(000’s omitted)	Amount	Ratio	Amount		Ratio	Amount	Ratio

March 31, 2026:

Total Capital to risk weighted assets	$9,510	14.59%	$5,215		8.00%	$6,518	10.00%
Tier 1 (Core) Capital to risk weighted assets	$9,138	14.02%	$3,911		6.00%	$5,215	8.00%
Common Tier 1 (CET1)	$9,138	14.02%	$2,933		4.50%	$4,237	6.50%
Tier 1 (Core) Capital to average assets	$9,138	3.42%	$10,685	*	4.00%	$13,356	5.00%

December 31, 2025:

Total Capital to risk weighted assets	$10,245	18.80%	$4,360		8.00%	$5,450	10.00%
Tier 1 (Core) Capital to risk weighted assets	$10,015	18.37%	$3,270		6.00%	$4,360	8.00%
Common Tier 1 (CET1)	$10,015	18.37%	$2,453		4.50%	$3,543	6.50%
Tier 1 (Core) Capital to average assets	$10,015	4.17%	$9,616	*	4.00%	$12,020	5.00%

The actual and required capital amounts and ratios are shown in the following table:

	Actual		Required for Capital Adequacy Purposes		Minimum Requirements To Be Well Capitalized Under Prompt Corrective Action Regulations
(000’s omitted)	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31, 2025:

Total Capital to risk weighted assets	$10,245	18.80%	$4,360	8.00%	$5,450	10.00%
Tier 1 (Core) Capital
to risk weighted assets	$10,015	18.37%	$3,270	6.00%	$4,360	8.00%
Common Tier 1 (CET1)	$10,015	18.37%	$2,453	4.50%	$3,543	6.50%
Tier 1 (Core) Capital
to average assets	$10,015	4.17%	$9,616	4.00%	$12,020	5.00%

December 31, 2024:

Total Capital to risk weighted assets	$10,035	61.29%	$1,310	8.00%	$1,637	10.00%
Tier 1 (Core) Capital
to risk weighted assets	$9,992	61.03%	$982	6.00%	$1,310	8.00%
Common Tier 1 (CET1)	$9,992	61.03%	$737	4.50%	$1,064	6.50%
Tier 1 (Core) Capital
to average assets	$9,992	5.80%	$6,890	4.00%	$8,613	5.00%

SCHEDULE OF OPERATING LEASES

The Company has the following operating leases as of December 31, 2025:

			Monthly	Related	Future Lease
Description	Address	Expiration	Lease	Party	Commitments

Office Building	Roswell, GA	Apr 30, 2026	$2	N	$10

Office Building	Oklahoma City, OK	Dec 31, 2026	$2	Y	24

			$4		$34